     As filed with the Securities and Exchange Commission on October 2, 2003

                                       1933 Act Registration No.: 333-61592
                                       1940 Act Registration No.: 811-05721
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [_]

                       POST-EFFECTIVE AMENDMENT NO. 7              [X]

                                       AND

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [_]

                              AMENDMENT NO. 70                         [X]

                   LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                            (Exact Name of Registrant)

                            American Legacy III View

                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                            1300 South Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (260)455-2000

                          Elizabeth A. Frederick, Esq.
                   The Lincoln National Life Insurance Company
                               1300 S. Clinton St.
                              Post Office Box 1110
                             Fort Wayne, Indiana 46801
                     (Name and Address of Agent for Service)

                                   Copy to:

                             Mary Jo Ardington, Esq.
                   The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                              Post Office Box 1110
                           Fort Wayne, Indiana 46801

            Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.

[ ] on May 1, 2003 pursuant to paragraph (b) of Rule 485.

[ ] 60 days after filing pursuant to paragraph (a) (1) of Rule 485.

[X] on October 3, 2003 pursuant to paragraph (a) (1) of Rule 485.

                      Title of securities being registered:
   Interests in a separate account under individual flexible premium deferred variable annuity contracts.

                   The Lincoln National Life Insurance Company


                   Lincoln National Variable Annuity Account H

                            American Legacy III View


                        Supplement dated October 1, 2003
                       to the Prospectus dated May 1, 2003

This supplement describes certain changes to the Prospectus for the American Legacy III View variable annuity contract, as follows.

Charges and other deductions - Surrender charge.

The surrender charge schedule currently set forth in the Prospectus will apply only to contracts purchased before October 17, 2003.

For contracts purchased on or after October 17, 2003, a surrender charge applies to surrenders and withdrawals of purchase payments that have been invested for the periods indicated as follows:

                                                        Number of complete
                                                     contract years that a
                                                          purchase payment
                                                         has been invested
--------------------------------------------------------------------------
                                                 None     1   2    3    4+
Surrender charge as a
   percentage of the
   surrendered or withdrawn
   purchase payments                                6%    6   5    4    0

Refer to your prospectus for circumstances under which the surrender charges will not apply.

The Example below is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds and that the EEB and the Principal Security(SM) Benefit are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)  If you surrender your contract at the end of the applicable time period:

                1 year        3 years       5 years        10 years
             ------------------------------------------------------------
                 $960          $1,598        $1,860         $3,880
2) If you annuitize or do not surrender your contract at the end of the applicable time period:

                1 year        3 years       5 years        10 years
             ------------------------------------------------------------
                 $360          $1,098        $1,860         $3,880

For more information, see Charges and other deductions in this Prospectus, and Management and Organization in the Prospectus for the series. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts - i4LIFE(SM) Advantage for IRA Contracts and Annuity payouts - including i4LIFE(SM) Advantage (Non-Qualified annuity contracts only), including the Guaranteed Income Benefit Rider. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

The maximum commission paid as a percentage of each purchase payment is 5.50% with ongoing annual compensation of up to .80%.

                Please keep this Supplement for future reference.

                                     PART A

Prospectus for American Legacy III View variable annuity contracts is incorporated herein by reference to Post Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

Supplement to the Prospectus for the American Legacy III View variable annuity contracts is incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-61592) filed on June 9, 2003.

Supplement to the Prospectus for the American Legacy III View variable annuity contracts is incorporated herein by reference to 497 filing (File No. 333-61592) filed on June 10, 2003.

                   The Lincoln National Life Insurance Company

                   Lincoln National Variable Annuity Account H

                            American Legacy III View

                        Supplement dated October 1, 2003
          to the Statement of Additional Information dated May 1, 2003


The changes discussed in this Supplement modify the performance numbers of the American Legacy III View variable annuity contract as set forth in your May 1, 2003 Statement of Additional Information.

In the Calculation of investment results section, the following Standard Performance charts are applicable to contracts purchased on or after October 17, 2003:

(A) Standard Performance Data (assuming the EGMDB is in effect):

Period Ending December 31, 2002

                                                                                 10 Years or Since
                                               1-Year           5-Years          Inception
                                               With EGMDB       With EGMDB       With EGMDB
                                               with the         with the         with the
                                               Principal        Principal        Principal
                                               Security(SM)     Security(SM)     Security(SM)
                                               Benefit          Benefit          Benefit
--------------------------------------------------------------------------------------------------------
Global Discovery Subaccount
(as if subaccount commenced 7/5/01)             (29.40)%           NA              (25.35)%
Global Growth Subaccount
(as if subaccount commenced 4/30/97)            (22.49)          3.15%               3.99
Global Small Capitalization Subaccount
(as if subaccount commenced 4/30/98)            (26.82)            NA                0.91
Growth Subaccount
(as if subaccount commenced 8/1/89)             (32.12)          4.34                9.83
International Subaccount
(as if subaccount commenced 5/1/90)             (22.69)          0.32                6.06
New World Subaccount
(as if subaccount commenced 6/17/99)            (13.68)            NA               (5.30)
Blue Chip Income & Growth Subaccount
(as if subaccount commenced 7/5/01)             (30.76)            NA              (25.56)
Growth-Income Subaccount
(as if subaccount commenced 8/1/89)             (26.13)          1.30                8.11
Asset Allocation Subaccount
(as if subaccount commenced 8/1/89)             (20.27)         (0.06)               5.91
High-Income Bond Subaccount
(as if subaccount commenced 8/1/89)              (9.93)         (0.58)               3.86
Bond Subaccount
(as if subaccount commenced 1/2/96)              (4.16)          2.55                3.39
U.S. Gov't/AAA Subaccount
(as if subaccount commenced 8/1/89)               0.84           4.63                4.37
Cash Management Subaccount
(as if subaccount commenced 8/1/89)              (7.15)          1.72                1.87

The performance figures shown reflect the cost of the EGMDB and the Principal Security(SM) Benefit. If contractowners had chosen to eliminate the EGMDB, their returns would have been higher. The performance figures do not reflect the cost of the EEB Rider. If contractowners had elected the EEB rider, their returns would have been lower.

(B) Standard Performance Data (assuming the i4LIFE(SM) Advantage is in effect):

Period Ending December 31, 2002

                                                                                   10 Years or Since
                                               1-Year           5-Years            Inception
                                               With i4LIFE      With i4LIFE        With i4LIFE
--------------------------------------------------------------------------------------------------------
Global Discovery Subaccount
(as if subaccount commenced 7/5/01)               (30.74)%           NA              (25.72)%
Global Growth Subaccount
(as if subaccount commenced 4/30/97)              (23.87)          1.94%               3.06
Global Small Capitalization Subaccount
(as if subaccount commenced 4/30/98)              (28.18)            NA               (0.42)
Growth Subaccount
(as if subaccount commenced 8/1/89)               (33.45)          3.17                9.32
International Subaccount
(as if subaccount commenced 5/1/90)               (24.07)         (0.95)               5.58
New World Subaccount
(as if subaccount commenced 6/17/99)              (15.10)            NA               (6.09)
Blue Chip Income & Growth Subaccount
(as if subaccount commenced 7/5/01)               (32.10)            NA              (25.93)
Growth-Income Subaccount
(as if subaccount commenced 8/1/89)               (27.49)          0.06                7.62
Asset Allocation Subaccount
(as if subaccount commenced 8/1/89)               (21.66)         (1.34)               5.43
High-Income Bond Subaccount
(as if subaccount commenced 8/1/89)               (11.36)         (1.88)               3.39
Bond Subaccount
(as if subaccount commenced 1/2/96)                (5.62)          1.34                2.68
U.S. Gov't/AAA Subaccount
(as if subaccount commenced 8/1/89)                (0.64)          3.47                3.89
Cash Management Subaccount
(as if subaccount commenced 8/1/89)                (8.60)          0.49                1.41

The performance figures shown reflect the cost of the i4LIFE(SM) Advantage with the EGMDB. These performance figures above do not reflect the cost of the Guaranteed Income Benefit Rider. If contractowners had elected the Guaranteed Income Benefit Rider their returns would have been lower.


In addition, the following performance charts (A1) and (B1) in the Non-standard investment results section are applicable to contracts purchased on or after October 17, 2003

(A1) Non-Standard Performance Data (adjusted for surrender charges and the account fee and assuming the Income4Life(R) Solution or the i4LIFE(SM) Advantage is not in effect):

Period Ending December 31, 2002

                                                                                                                  Since
                                            YTD           1 Year        3 Year        5 Year        10 Year       Inception
                                            with          with          with          with          with          with
                                            EGMDB         EGMDB         EGMDB         EGMDB         EGMDB         EGMDB
                                            with the      with the      with the      with the      with the      with the
                                            Principal     Principal     Principal     Principal     Principal     Principal
                                            Security(SM)  Security(SM)  Security(SM)  Security(SM)  Security(SM)  Security(SM)
                                            Benefit       Benefit       Benefit       Benefit       Benefit       Benefit
--------------------------------------------------------------------------------------------------------------------------------
Global Discovery Subaccount
(as if subaccount commenced 7/5/01)          (29.40)%       (29.40)%         NA            NA            NA          (25.35)%
Global Growth Subaccount
(as if subaccount commenced 4/30/97)         (22.49)        (22.49)       (20.40)%        3.15%          NA            3.99
Global Small Capitalization Subaccount
(as if subaccount commenced 4/30/98)         (26.82)        (26.82)       (20.65)          NA            NA            0.91
Growth Subaccount
(as if subaccount commenced 2/8/84)          (32.12)        (32.12)       (17.91)         4.34         9.83%          11.47

International Subaccount
(as if subaccount commenced 5/1/90)            (22.69)%         (22.69)%         (23.63)%    0.32%       6.06%       4.71%
New World Subaccount
(as if subaccount commenced 6/17/99)           (13.68)          (13.68)          (11.71)       NA          NA       (5.30)
Blue Chip Income & Growth Subaccount
(as if subaccount commenced 7/5/01)            (30.76)          (30.76)              NA        NA          NA      (25.56)
Growth-Income Subaccount
(as if subaccount commenced 2/8/84)            (26.13)          (26.13)           (7.30)     1.30        8.11       10.18
Asset Allocation Subaccount
(as if subaccount commenced 8/1/89)            (20.27)          (20.27)           (6.74)    (0.06)       5.91        6.09
High-Income Bond Subaccount
(as if subaccount commenced 2/8/84)             (9.93)           (9.93)           (3.15)    (0.58)       3.86        7.45
Bond Subaccount
(as if subaccount commenced 1/2/96)             (4.16)           (4.16)            1.91      2.55          NA        3.39
U.S. Gov't/AAA Subaccount
(as if subaccount commenced 12/2/85)             0.84             0.84             5.41      4.63        4.37        5.47
Cash Management Subaccount
(as if subaccount commenced 2/8/84)             (7.15)           (7.15)           (0.48)     1.72        1.87        3.02

The performance figures shown reflect the cost of the EGMDB and the Principal Security(SM) Benefit. If contractowners had chosen to eliminate the EGMDB, their returns would have been higher. These performance figures do not reflect the cost of the EEB Rider. If contractowners had elected the EEB rider, their returns would have been lower.

(B1) Non-Standard Performance Data (adjusted for surrender charges and account fee and assuming the i4LIFE(SM) Advantage is in effect):

Period Ending December 31, 2002

                                                                                                   Since
                                            YTD        1 Year     3 Year     5 Year     10 Year    Inception
                                            with       with       with       with       with       with
                                            i4LIFE     i4LIFE     i4LIFE     i4LIFE     i4LIFE     i4LIFE
--------------------------------------------------------------------------------------------------------------
Global Discovery Subaccount
(as if subaccount commenced 7/5/01)         (30.74)%   (30.74)%      NA         NA        NA       (25.72)%
Global Growth Subaccount
(as if subaccount commenced 4/30/97)        (23.87)    (23.87)   (21.34)%     1.94%       NA         3.06
Global Small Capitalization Subaccount
(as if subaccount commenced 4/30/98)        (28.18)    (28.18)   (21.60)        NA        NA        (0.42)
Growth Subaccount
(as if subaccount commenced 2/8/84)         (33.45)    (33.45)   (18.82)      3.17      9.32%       10.96
International Subaccount
(as if subaccount commenced 5/1/90)         (24.07)    (24.07)   (24.60)     (0.95)     5.58         4.23
New World Subaccount
(as if subaccount commenced 6/17/99)        (15.10)    (15.10)   (12.58)        NA        NA        (6.09)
Blue Chip Income & Growth Subaccount
(as if subaccount commenced 7/5/01)         (32.10)    (32.10)       NA         NA        NA       (25.93)
Growth-Income Subaccount
(as if subaccount commenced 2/8/84)         (27.49)    (27.49)    (8.14)      0.06      7.62         9.67
Asset Allocation Subaccount
(as if subaccount commenced 8/1/89)         (21.66)    (21.66)    (7.58)     (1.34)     5.43         5.61
High-Income Bond Subaccount
(as if subaccount commenced 2/8/84)         (11.36)    (11.36)    (3.97)     (1.88)     3.39         6.95
Bond Subaccount
(as if subaccount commenced 1/2/96)          (5.62)     (5.62)     1.10       1.34        NA         2.68
U.S. Gov't/AAA Subaccount
(as if subaccount commenced 12/2/85)         (0.64)     (0.64)     4.61       3.47      3.89         4.99
Cash Management Subaccount
(as if subaccount commenced 2/8/84)          (8.60)     (8.60)    (1.29)      0.49      1.41         2.55

The performance figures shown reflect the cost of the i4LIFE(SM) Advantage with the EGMDB. These performance figures above do not reflect the cost of the Guaranteed Income Benefit Rider. If contractowners had elected the Guaranteed Income Benefit Rider, their returns would have been lower.

               Please retain this supplement for future reference.

                                     PART B

Statement of Addtional Information for American Legacy III View variable annuity contracts is incorporated herein by reference to Post Effective Amendment No. 3 (Filed No. 333-61592) filed on April 22, 2003.

                  LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H

                      REGISTRATION STATEMENT ON FORM N-4

                          PART C - OTHER INFORMATION


Item 24.   Financial Statements

  (a) List of Financial Statements

      1. Part A.
         The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

      2. Part B.
         The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

         Statement of Assets and Liabilities-December 31, 2002
         Statement of Operations-Year ended December 31, 2002
         Statements of Changes in Net Assets-Years ended December 31, 2002 and
          2001
         Notes to Financial Statements
         Report of Ernst & Young LLP, Independent Auditors

      3. Part B.
         The following consolidated financial statements for The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

         Consolidated Balance Sheets--December 31, 2002 and 2001
         Consolidated Statements of Income--Years ended December 31, 2002, 2001, and 2000
         Consolidated Statements of Shareholder's Equity--Years ended December
          31, 2002, 2001, and 2000
         Consolidated Statements of Cash Flows--Years ended December 31, 2002,
          2001, and 2000
         Notes to Consolidated Financial Statements
         Report of Ernst & Young LLP, Independent Auditors

Item 24.                          (Continued)

                (b)  List of Exhibits

(1) Resolutions of the Board of Directors of The Lincoln National Life Insurance Company establishing Separate Account H are incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 33-27783) filed on December 5, 1996.

(2)     None.

(3) (a) Form of Selling Group Agreement incorporated herein by reference to Post -Effective Amendment No. 10 (File No. 333-18419) filed on June 9, 2003.

(4) (a) Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

    (b) Income4Life Solution (IRA) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61592) filed on April 16, 2002.

    (c) Income4Life Solution (NQ) Rider incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61592) filed on April 16, 2002.

    (d) Annuity Payment Option Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

    (e) Fixed Account Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-61592) filed on August 23, 2001.

    (f) DCA Fixed Account Rider incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-61592) filed on August 23, 2001.

    (g) Enhanced Guaranteed Minimum Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

    (h) Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61554) filed on August 17, 2001.

    (i) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-61592) filed on
        October 11, 2002.

    (j) Variable Annuity Income Rider I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-61592) filed on October 11, 2002.

    (k) Individual Retirement Annuity Contract Amendment (28877-E) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

    (l) Individual Retirement Annuity Contract Amendment (28877) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

    (m) Roth Individual Retirement Annuity Endorsement (5305-RB) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

    (n) Contract Benefit Data (I4LA-CB) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

    (o) Contract Benefit Data (I4LA-CB-PR) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

    (p) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

    (q) Variable Annuity Income Rider (I4LA-Q-PR) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

    (r) Variable Annuity Income Rider (I4LA-NQ-PR) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

    (s) Variable Annuity Rider - GMWB (32793) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

    (t) Section 403(b) Annuity Endorsement (32481-I) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

    (u) Accumulated Benefit Enhancement Rider (32414) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

    (v) Estate Enhancement Death Benefit Rider (32151-A) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

    (w) Enhanced Guaranteed Minimum Death Benefit Rider (32149) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

    (x) Guarantee of Principal Death Benefit Rider (32148) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.


(5) Application incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-61592) filed on April 16, 2002.

(6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998

    (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-40937) filed on November 9, 1998.

(7)     Not applicable.

(8) (a) Services Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to the Registration Statement of Lincoln National Growth & Income Fund, on Form N-1A, Amendment No. 21 (File No. 2-80741) filed on April 10, 2000.

    (b) Amendment dated January 3, 2001 to Service Agreement between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and The Lincoln National Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 6 (File No. 333-18419) filed on April 9, 2002.

    (c) Participation Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

    (d) Amendment to Participation Agreement, incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-18419) filed on April 1, 1997.

    (e) Amendment dated October 15, 1999 to Participation Agreement incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-63505) filed on March 28, 2000.

(9) Opinion and consent of Mary Jo Ardington, Counsel of The Lincoln National Life Insurance Company as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

(10)    Consent of Ernst & Young LLP, Independent Auditors.

(11)    Not applicable.

(12)    Not applicable.

(13) Schedule for Computation of Performance Quotations incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-61592) filed on August 23, 2001.

(14)    Not applicable

(15) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-38007) filed on September 22, 2003.

(16)(a) Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-61592) filed on April 22, 2003.

    (b) Power of Attorney - Todd Stephenson - incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-18419) filed on July 7, 2003.

Item 25.
                     DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name                     Positions and Offices with LNL
----                     ------------------------------

Jon A. Boscia**          President and Director

John H. Gotta***         Chief Executive Officer, Executive Vice President and
                         Director

Todd R. Stephenson*      Chief Financial Officer, Senior Vice President and
                         Director

Gary W. Parker***        Senior Vice President

See Yeng Quek****        Chief Investment Officer and Director

Cynthia A. Rose*         Secretary and Assistant Vice President

Barbara S. Kowalczyk**   Director

Eldon J. Summers*        Second Vice President and Treasurer

Richard C. Vaughan**     Director

Dennis L. Schoff**       Senior Vice President and General Counsel

Christine Frederick***   Chief Compliance Officer

Jude T. Driscoll****     Director

*Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
**Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112.
***Principal business address is 350 Church Street, Hartford, CT 06103 ****Principal business address is One Commerce Square, 2005 Market Street, 39th floor, Philadelphia, PA 19103-3682.

Item 26.
                 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
                       WITH THE DEPOSITOR OR REGISTRANT


     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27.
                         NUMBER OF CONTRACTOWNERS

     As of August 31, 2003, there were 271,774 (variable and fixed) Contract Owners under Account H.

Item 28.                         Indemnification

     (a) Brief description of indemnification provisions.

         In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (LNL) provides that LNL will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of LNL, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, LNL. Certain additional conditions apply to indemnification in criminal proceedings.

         In particular, separate conditions govern indemnification of directors, officers, and employees of LNL in connection with suits by, or in the right of, LNL.

         Please refer to Article VII of the By-Laws of LNL (Exhibit no. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                       Principal Underwriter

(a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln National Variable Annuity Account 53.

(b)  See Item 25

(c)  NA

Item 30.  Location of Accounts and Records

All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated there-under are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Company, One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.


Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

                                   SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 2nd day of October, 2003.

                                 LINCOLN NATIONAL VARIABLE ANNUITY ACCOUNT H
                                 (Registrant)
                                 American Legacy III View

                                 By: /s/ Ronald L. Stopher
                                     ------------------------------
                                     Ronald L. Stopher
                                     Vice President, The Lincoln National
                                     Life Insurance Company

                                 THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                     (Depositor)

                                 By:  /s/ Rise C.M. Taylor
                                      ----------------------------------
                                      Rise C.M. Taylor
                                      (Signature-Officer of Depositor)
                                      Vice President, The Lincoln
                                      National Life Insurance Company
                                      (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on October 2, 2003.

Signature                       Title
---------                       -----

*                               President and Director
---------------------------     (Principal Executive Officer)
Jon A. Boscia

*                               Executive Vice President,
---------------------------     Chief Executive Officer, and Director
John H. Gotta

*                               Senior Vice President,
---------------------------     Chief Financial Officer and Director
Todd R. Stephenson              (Principal Accounting Officer and Principal
                                Financial Officer)

*                               Director
---------------------------
Barbara S. Kowalczyk


*                               Director
---------------------------
Richard C. Vaughan

*                               Director
---------------------------
Jude T. Driscoll

*                               Chief Investment Officer and Director
---------------------------
See Yeng Quek

*By /s/ Rise C.M. Taylor        Pursuant to a Power of Attorney
---------------------------
Rise C.M. Taylor